As filed with the Securities and Exchange Commission on February 20, 2024

Securities Act File No. 333-259157

Investment Company Act File No. 811-23673

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☒
and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 9	☒

(Check appropriate box or boxes)

SHORT TERM INVESTMENT FUND FOR PUERTO RICO

RESIDENTS, INC.

(Exact Name of Registrant as Specified in Charter)

American International Plaza Building—Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (787) 250-3600

Liana Loyola

Secretary

American International Plaza Building—Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Alexandre-Cyril Manz UBS Financial Services Inc. American International Plaza Building—Tenth Floor 250 Muñoz Rivera Avenue San Juan, Puerto Rico 00918

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 22, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund:

Short Term Investment Fund for Puerto Rico Residents, Inc.

Explanatory Note

This Post-Effective Amendment No. 6 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March  22, 2024, the effectiveness of the registration statement of Short Term Investment Fund for Puerto Rico Residents, Inc., filed in Post-Effective Amendment No.  4 on November 24, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 6 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 4 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Juan and Commonwealth of Puerto Rico, on February 20, 2024.

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/S/ CARLOS V. UBIÑAS
Carlos V. Ubiñas,
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ CARLOS V. UBIÑAS Carlos V. Ubiñas	Director, Chairman of the Board and President (Principal Executive Officer)	February 20, 2024

/S/ LESLIE HIGHLEY, JR. Leslie Highley, Jr.	Senior Vice President and Treasurer (Principal Financial and Accounting Officer)	February 20, 2024

AUGUSTIN CABRER* Augustin Cabrer	Director

VICENTE J. LEÓN* Vicente J. León	Director

CARLOS NIDO* Carlos Nido	Director

LUIS M. PELLOT* Luis M. Pellot	Director

CLOTILDE PÉREZ* Clotilde Pérez	Director

JOSÉ J. VILLAMIL* José J. Villamil	Director

*By: /s/ LIANA LOYOLA
Liana Loyola
Attorney-in-Fact
February 20, 2024